Acquisitions - Preliminary Purchase Price Allocation for Businesses Acquired - Parentheticals (Details) $ in Thousands	6 Months Ended
Jul. 31, 2026 USD ($)
OrderMine
Acquisitions
Cash acquired	$ 82
Idelic
Acquisitions
Cash acquired	669
Drivin
Acquisitions
Cash acquired	$ 779